Leases - Schedule of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Lease Cost Abstract
Cash payments and expenses related to operating leases	$ (557)	$ (451)
Operating lease right-of-use assets and liabilities, net	226	2
Operating lease right-of-use assets	1,782	1,740
Current maturities of operating leases	551	436
Long-term operating lease liabilities	$ 1,457	$ 1,306
Weighted average remaining lease term (in years)	4 years 8 months 23 days	5 years 6 months
Weighted average discount rate	9.50%	9.40%